INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-lived intangible assets
Gross carrying amount	$ 836	$ 836
Less: accumulated amortization	(314)	(299)
Intangible assets, net	522	537
Trade names
Finite-lived intangible assets
Gross carrying amount	460	460
Intangible assets, net	460	460
Software
Finite-lived intangible assets
Gross carrying amount	276	276
Less: accumulated amortization	(276)	(276)
Others
Finite-lived intangible assets
Gross carrying amount	100	100
Less: accumulated amortization	(38)	(23)
Intangible assets, net	$ 62	$ 77